REVENUES - Remaining Performance Obligations (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Services Segment | Construction operation
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 5.7	$ 6.2
Remaining performance obligation, expected timing of satisfaction period (in years)	2 years
Remaining performance obligation, expected timing of satisfaction remainder period (in years)	5 years
Infrastructure Services Segment | Dealer software and technology services operation
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 3.0	2.3
Remaining performance obligation, expected timing of satisfaction period (in years)	2 years
Remaining performance obligation, expected timing of satisfaction remainder period (in years)	5 years
Industrials | Water and wastewater operation
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 8.3	$ 10.6
Average remaining term (in years)	22 years